Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 3,151	¥ 4,110
Net actuarial loss	(23,999)	(25,125)
Net transition obligation	(45)	(91)
Total recognized in accumulated other comprehensive loss, pre-tax	(20,893)	(21,106)
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	800	959
Net actuarial loss	(6,954)	(17,150)
Net transition obligation	(12)	(14)
Total recognized in accumulated other comprehensive loss, pre-tax	¥ (6,166)	¥ (16,205)